Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Details of Provisions

Details of provisions

	01/01/2016	Additions	Amounts used during the period	Reversals	OCI	12/31/2016
	$ in thousands
Pension	476	75	—	—	10	560
Employee litigation and severance	761	276	(641)	(281)	6	121
Commercial litigation	243	374	—	(129)	(19)	468
Redundancy plan	35	—	(17)	(12)	—	6

Total	1,513	724	(657)	(423)	(3)	1,154

Non-current provisions	476	75	—	—	10	560
Current provisions	1,037	649	(658)	(423)	(12)	594

	01/01/2017	Additions	Amounts used during the period	Reversals	OCI	12/31/2017
	$ in thousands
Pension	560	949	—	—	683	2,193
Loss on contract	—	1,876	—	—	—	1,876
Employee litigation and severance	121	29	(50)	(108)	9	1
Commercial litigation	468	552	(102)	(215)	79	782
Redundancy plan	6	—	—	—	1	7

Total	1,154	3,406	(152)	(323)	773	4,858

Non-current provisions	560	2,186	—	—	683	3,430
Current provisions	594	1,220	(152)	(323)	89	1,427

Schedule of Estimation of Retirement Indemnity to Employee

As part of the estimation of the retirement indemnity to employee, the following assumptions were used for all categories of employees:

	2015	2016	2017
% social security contributions	45.00%	45.00%	45.00%
Salary increases	2.00%	2.00%	3.50%
Discount rate	2.00%	1.75%	1.75%
Terms of retirement	voluntary retirement
Retirement age	65 years old	65 years old	65 years old

Summary of Net Defined Benefit Liability and Components

The following table shows reconciliation from the opening balances to the closing balances for net defined benefit liability and its components.

$ in thousands
As of January 1, 2015	(483)

Current service cost	(54)
Interest cost	(7)
Actuarial gains and losses	(16)
Reclassification/CTA	83
As of December 31, 2015	(477)

Current service cost	(65)
Interest cost	(9)
Actuarial gains and losses	(31)
Reclassification/CTA	20
As of December 31, 2016	(562)

Current service cost	(925)
Interest cost	(24)
Actuarial gains and losses	(515)
Reclassification/CTA	(168)
As of December 31, 2017	(2,194)